CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) (USD $)	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2012
Stockholder's deficit:
Preferred stock par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, Authorized	200,000,000	200,000,000	200,000,000
Common stock, Issued	134,550,068	134,550,068	62,731,963
Common stock, outstanding	134,550,068	134,550,068	62,731,963
Series A nonredeemable convertible preferred stock
Stockholder's deficit:
Preferred stock, authorized shares	1,250,000	1,250,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series B nonredeemable convertible preferred stock
Stockholder's deficit:
Preferred stock, authorized shares	1,600,000	600,000
Preferred stock shares issued	526,080	526,080
Preferred stock shares outstanding	526,080	526,080